Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RYDEX VARIABLE TRUST
Entity Central Index Key	0001064046
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Banking Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Banking Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$93	1.80%[2]

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 7.30%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 9.23% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, asset management & custody banks, and consumer finance. No industry detracted from performance. The holdings that contributed the most to performance were Nu Holdings Limited/Cayman Islands—Class A, JP Morgan Chase & Co, and Citigroup, Inc. Those that detracted the most were First Citizens BancShares, Inc.—Class A, Grupo Financiero Galicia SA Sponsored ADR—Class B, and U.S. Bancorp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Banking Fund	7.30%	28.79%	15.04%	6.44%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Financials Index	9.23%	29.45%	19.99%	12.46%

Net Assets	$ 6,452,224
Holdings Count | shares	82
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$6,452,224
Total Number of Portfolio Holdings	82
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.1%
JPMorgan Chase & Co.	4.1%
Capital One Financial Corp.	4.1%
Bank of America Corp.	4.0%
PNC Financial Services Group, Inc.	3.1%
U.S. Bancorp	3.0%
NU Holdings Limited/Cayman Islands — Class A	3.0%
Bank of New York Mellon Corp.	2.9%
Truist Financial Corp.	2.8%
Top 10 Total	35.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.1%
JPMorgan Chase & Co.	4.1%
Capital One Financial Corp.	4.1%
Bank of America Corp.	4.0%
PNC Financial Services Group, Inc.	3.1%
U.S. Bancorp	3.0%
NU Holdings Limited/Cayman Islands — Class A	3.0%
Bank of New York Mellon Corp.	2.9%
Truist Financial Corp.	2.8%
Top 10 Total	35.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Basic Materials | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Basic Materials
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Basic Materials Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$94	1.80%[2]

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 10.01%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 6.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, steel, and fertilizers & agricultural chemicals. Those that detracted the most were specialty chemicals, commodity chemicals, and paper & plastic packaging products & materials. The holdings that contributed the most to performance were Newmont Corp., Linde plc, and Anglogold Ashanti plc. Those that detracted the most were Dow, Inc., LyondellBasell Industries N.V. - Class A, and Albemarle Corp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Basic Materials Fund	10.01%	7.25%	11.38%	7.64%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Materials Index	6.03%	1.86%	11.56%	8.45%

Net Assets	$ 5,513,640
Holdings Count | shares	99
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$5,513,640
Total Number of Portfolio Holdings	99
Portfolio Turnover Rate	40%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Linde plc	4.5%
Sherwin-Williams Co.	2.7%
Ecolab, Inc.	2.5%
Newmont Corp.	2.5%
Freeport-McMoRan, Inc.	2.5%
Air Products and Chemicals, Inc.	2.4%
CRH plc	2.4%
Corteva, Inc.	2.2%
Vulcan Materials Co.	1.8%
Martin Marietta Materials, Inc.	1.7%
Top 10 Total	25.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Linde plc	4.5%
Sherwin-Williams Co.	2.7%
Ecolab, Inc.	2.5%
Newmont Corp.	2.5%
Freeport-McMoRan, Inc.	2.5%
Air Products and Chemicals, Inc.	2.4%
CRH plc	2.4%
Corteva, Inc.	2.2%
Vulcan Materials Co.	1.8%
Martin Marietta Materials, Inc.	1.7%
Top 10 Total	25.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Biotechnology Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Biotechnology Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$88	1.80%[2]

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -1.71%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned -1.11% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were pharmaceuticals, fertilizers & agricultural chemicals, and health care services. Those that detracted the most were biotechnology and life sciences tools & services. The holdings that contributed the most to performance were Corteva, Inc., Gilead Sciences, Inc., and Alnylam Pharmaceuticals, Inc. Those that detracted the most were Sarepta Therapeutics, Inc., Regeneron Pharmaceuticals, Inc., and Vaxcyte, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Biotechnology Fund	-1.71%	-5.52%	-0.01%	1.28%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Health Care Index	-1.11%	-5.90%	7.93%	8.03%

Net Assets	$ 8,996,675
Holdings Count | shares	79
Investment Company, Portfolio Turnover	528.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$8,996,675
Total Number of Portfolio Holdings	79
Portfolio Turnover Rate	528%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
AbbVie, Inc.	6.8%
Amgen, Inc.	4.5%
Gilead Sciences, Inc.	4.5%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.5%
Corteva, Inc.	3.4%
Alnylam Pharmaceuticals, Inc.	3.2%
Natera, Inc.	2.3%
AstraZeneca plc ADR	2.1%
Insmed, Inc.	2.1%
Top 10 Total	36.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
AbbVie, Inc.	6.8%
Amgen, Inc.	4.5%
Gilead Sciences, Inc.	4.5%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.5%
Corteva, Inc.	3.4%
Alnylam Pharmaceuticals, Inc.	3.2%
Natera, Inc.	2.3%
AstraZeneca plc ADR	2.1%
Insmed, Inc.	2.1%
Top 10 Total	36.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Consumer Products Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Consumer Products Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$90	1.80%[2]

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 2.72%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 6.40% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, soft drinks & non-alcoholic beverages, and food retail. Those that detracted the most were packaged foods & meats, distillers & vintners, and household products. The holdings that contributed the most to performance were Phillip Morris International, Inc., Coca-Cola Co., and Celsius Holdings, Inc. Those that detracted the most were PepsiCo, Inc., Freshpet, Inc., and Constellation Brands, Inc.—Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Consumer Products Fund	2.72%	4.62%	5.72%	4.91%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Consumer Staples Index	6.40%	12.16%	11.20%	9.19%

Net Assets	$ 5,687,063
Holdings Count | shares	69
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$5,687,063
Total Number of Portfolio Holdings	69
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Procter & Gamble Co.	6.3%
Philip Morris International, Inc.	5.5%
Coca-Cola Co.	5.1%
PepsiCo, Inc.	4.3%
Altria Group, Inc.	3.4%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.9%
Kroger Co.	2.4%
Keurig Dr Pepper, Inc.	2.3%
Monster Beverage Corp.	2.2%
Top 10 Total	37.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Procter & Gamble Co.	6.3%
Philip Morris International, Inc.	5.5%
Coca-Cola Co.	5.1%
PepsiCo, Inc.	4.3%
Altria Group, Inc.	3.4%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.9%
Kroger Co.	2.4%
Keurig Dr Pepper, Inc.	2.3%
Monster Beverage Corp.	2.2%
Top 10 Total	37.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Electronics Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Electronics Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$93	1.79%[2]

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 9.74%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 8.05% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industries detracted from performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and KLA Corp. Those that detracted the most were Marvell Technology, Inc., Enphase Energy, Inc. and Teradyne, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Electronics Fund	9.74%	-0.82%	21.40%	20.22%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Information Technology Index	8.05%	15.10%	23.02%	23.21%

Net Assets	$ 12,776,636
Holdings Count | shares	65
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$12,776,636
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
NVIDIA Corp.	17.3%
Broadcom, Inc.	10.1%
Advanced Micro Devices, Inc.	4.5%
Texas Instruments, Inc.	3.8%
QUALCOMM, Inc.	3.6%
Applied Materials, Inc.	3.4%
Micron Technology, Inc.	3.3%
Lam Research Corp.	3.1%
KLA Corp.	3.0%
Analog Devices, Inc.	3.0%
Top 10 Total	55.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
NVIDIA Corp.	17.3%
Broadcom, Inc.	10.1%
Advanced Micro Devices, Inc.	4.5%
Texas Instruments, Inc.	3.8%
QUALCOMM, Inc.	3.6%
Applied Materials, Inc.	3.4%
Micron Technology, Inc.	3.3%
Lam Research Corp.	3.1%
KLA Corp.	3.0%
Analog Devices, Inc.	3.0%
Top 10 Total	55.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$89	1.80%[2]

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -1.60%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 0.77% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were oil & gas refining and marketing, coal & consumable fuels, and oil & gas storage and transportation. Those that detracted the most were oil & gas equipment & services, oil & gas drilling, and oil & gas exploration & production. The holdings that contributed the most to performance were EQT Corp., Cameco Corp., and SolarEdge Technologies, Inc. Those that detracted the most were Enphase Energy, Inc., ONEOK, Inc., and New Fortress Energy Inc.—Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Energy Fund	-1.60%	-7.56%	19.47%	0.34%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Energy Index	0.77%	-3.96%	22.54%	5.49%

Net Assets	$ 10,239,991
Holdings Count | shares	88
Investment Company, Portfolio Turnover	415.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$10,239,991
Total Number of Portfolio Holdings	88
Portfolio Turnover Rate	415%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Exxon Mobil Corp.	6.9%
Chevron Corp.	4.9%
ConocoPhillips	3.3%
Williams Companies, Inc.	2.9%
EOG Resources, Inc.	2.6%
Kinder Morgan, Inc.	2.5%
Cheniere Energy, Inc.	2.4%
Marathon Petroleum Corp.	2.3%
ONEOK, Inc.	2.3%
Phillips 66	2.2%
Top 10 Total	32.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Exxon Mobil Corp.	6.9%
Chevron Corp.	4.9%
ConocoPhillips	3.3%
Williams Companies, Inc.	2.9%
EOG Resources, Inc.	2.6%
Kinder Morgan, Inc.	2.5%
Cheniere Energy, Inc.	2.4%
Marathon Petroleum Corp.	2.3%
ONEOK, Inc.	2.3%
Phillips 66	2.2%
Top 10 Total	32.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Services Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Services Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$81	1.80%[2]

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -18.50%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 0.77% for the same period.

What factors materially affected the fund's performance over the last six months?

No industry contributed to positive performance. The industries that detracted from performance were oil & gas drilling, and oil & gas equipment and services. The holdings that contributed the most to performance were TechnipFMC plc, Solaris Energy Infrastructure, Inc.—Class A, and Valaris Ltd. Those that detracted the most were Helmerich & Payne, Inc., SLB (formerly Schlumberger, Ltd.), and Halliburton Co.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Energy Services Fund	-18.50%	-28.25%	11.49%	-10.71%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Energy Index	0.77%	-3.96%	22.54%	5.49%

Net Assets	$ 2,989,824
Holdings Count | shares	35
Investment Company, Portfolio Turnover	1273.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$2,989,824
Total Number of Portfolio Holdings	35
Portfolio Turnover Rate	1,273%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Schlumberger N.V.	12.6%
Baker Hughes Co.	11.7%
Halliburton Co.	7.3%
TechnipFMC plc	4.1%
ChampionX Corp.	4.0%
Archrock, Inc.	3.9%
NOV, Inc.	3.9%
Weatherford International plc	3.5%
Cactus, Inc. — Class A	3.4%
Noble Corporation plc	3.3%
Top 10 Total	57.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Schlumberger N.V.	12.6%
Baker Hughes Co.	11.7%
Halliburton Co.	7.3%
TechnipFMC plc	4.1%
ChampionX Corp.	4.0%
Archrock, Inc.	3.9%
NOV, Inc.	3.9%
Weatherford International plc	3.5%
Cactus, Inc. — Class A	3.4%
Noble Corporation plc	3.3%
Top 10 Total	57.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Financial Services Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Financial Services Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$93	1.80%[2]

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 7.72%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 9.23% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were investment banking & brokerage, diversified banks, and financial exchanges & data. Those that detracted the most were data center REITs, multi-family residential REITs, and industrial REITs. The holdings that contributed the most to performance were Robinhood Markets, Inc.— Class A, JPMorgan Chase & Co., StoneCo, Ltd.—Class A. Those that detracted the most were Fiserv, Inc., Global Payments, Inc., and Blackstone, Inc.— Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Financial Services Fund	7.72%	25.35%	15.38%	9.23%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Financials Index	9.23%	29.45%	19.99%	12.46%

Net Assets	$ 11,339,481
Holdings Count | shares	160
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$11,339,481
Total Number of Portfolio Holdings	160
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Berkshire Hathaway, Inc. — Class B	3.1%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.7%
Goldman Sachs Group, Inc.	1.6%
Blackstone, Inc. — Class A	1.4%
Morgan Stanley	1.3%
S&P Global, Inc.	1.3%
Top 10 Total	19.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Berkshire Hathaway, Inc. — Class B	3.1%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.7%
Goldman Sachs Group, Inc.	1.6%
Blackstone, Inc. — Class A	1.4%
Morgan Stanley	1.3%
S&P Global, Inc.	1.3%
Top 10 Total	19.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Health Care Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Health Care Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$89	1.80%[2]

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -0.11%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned -1.11% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were health care equipment, health care services, and health care distributors. Those that detracted the most were life sciences tools & services, managed health care, and biotechnology. The holdings that contributed the most to performance were CVS Health Corp., Abbott Laboratories, and Boston Scientific Corp. Those that detracted the most were UnitedHealth Group, Inc., Sarepta Therapeutics, Inc. and Thermo Fisher Scientific, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Health Care Fund	-0.11%	-3.93%	5.03%	5.06%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Health Care Index	-1.11%	-5.90%	7.93%	8.03%

Net Assets	$ 9,027,393
Holdings Count | shares	128
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$9,027,393
Total Number of Portfolio Holdings	128
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Eli Lilly & Co.	3.9%
Johnson & Johnson	2.9%
AbbVie, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Abbott Laboratories	2.4%
Intuitive Surgical, Inc.	2.2%
Merck & Company, Inc.	2.1%
Boston Scientific Corp.	2.1%
Thermo Fisher Scientific, Inc.	1.9%
Stryker Corp.	1.9%
Top 10 Total	24.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Eli Lilly & Co.	3.9%
Johnson & Johnson	2.9%
AbbVie, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Abbott Laboratories	2.4%
Intuitive Surgical, Inc.	2.2%
Merck & Company, Inc.	2.1%
Boston Scientific Corp.	2.1%
Thermo Fisher Scientific, Inc.	1.9%
Stryker Corp.	1.9%
Top 10 Total	24.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Internet Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Internet Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$94	1.80%[2]

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 11.54%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 8.05% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were movies & entertainment, interactive home entertainment and internet services & infrastructure. Those that detracted the most were application software, transaction & payment processing, and human resources & employment services. The holdings that contributed the most to performance were Netflix, Inc., Uber Technologies, Inc., and Meta Platforms, Inc.—Class A. Those that detracted the most were Salesforce, Inc., Alphabet, Inc.—Class A, and Adobe, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Internet Fund	11.54%	29.18%	6.75%	11.59%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Information Technology Index	8.05%	15.10%	23.02%	23.21%

Net Assets	$ 5,640,733
Holdings Count | shares	85
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$5,640,733
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Meta Platforms, Inc. — Class A	5.5%
Amazon.com, Inc.	5.3%
Alphabet, Inc. — Class A	5.3%
Netflix, Inc.	5.2%
Cisco Systems, Inc.	3.3%
Salesforce, Inc.	3.3%
Uber Technologies, Inc.	3.0%
Adobe, Inc.	2.5%
DoorDash, Inc. — Class A	2.1%
Arista Networks, Inc.	2.1%
Top 10 Total	37.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Meta Platforms, Inc. — Class A	5.5%
Amazon.com, Inc.	5.3%
Alphabet, Inc. — Class A	5.3%
Netflix, Inc.	5.2%
Cisco Systems, Inc.	3.3%
Salesforce, Inc.	3.3%
Uber Technologies, Inc.	3.0%
Adobe, Inc.	2.5%
DoorDash, Inc. — Class A	2.1%
Arista Networks, Inc.	2.1%
Top 10 Total	37.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Leisure Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leisure Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$94	1.80%[2]

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 11.07%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned -3.87% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were movies & entertainment, tobacco, and interactive home entertainment. Those that detracted the most were hotels resorts & cruise lines, distillers & vintners, and casinos & gaming. The holdings that contributed the most to performance were Netflix, Inc, Philip Morris International, Inc., Roblox Corp—Class A. Those that detracted the most were Constellation Brands, Inc.—Class A, Trip.com Group Ltd. ADR, and Starbucks Corp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Leisure Fund	11.07%	26.27%	10.00%	7.10%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Consumer Discretionary Index	-3.87%	18.40%	11.65%	12.43%

Net Assets	$ 6,517,889
Holdings Count | shares	97
Investment Company, Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$6,517,889
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	154%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Netflix, Inc.	5.8%
Philip Morris International, Inc.	4.0%
Walt Disney Co.	3.6%
McDonald's Corp.	3.3%
Comcast Corp. — Class A	2.7%
DoorDash, Inc. — Class A	2.4%
Starbucks Corp.	2.3%
Altria Group, Inc.	2.3%
Royal Caribbean Cruises Ltd.	2.2%
Chipotle Mexican Grill, Inc. — Class A	2.1%
Top 10 Total	30.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Netflix, Inc.	5.8%
Philip Morris International, Inc.	4.0%
Walt Disney Co.	3.6%
McDonald's Corp.	3.3%
Comcast Corp. — Class A	2.7%
DoorDash, Inc. — Class A	2.4%
Starbucks Corp.	2.3%
Altria Group, Inc.	2.3%
Royal Caribbean Cruises Ltd.	2.2%
Chipotle Mexican Grill, Inc. — Class A	2.1%
Top 10 Total	30.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Precious Metals Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Precious Metals Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$105	1.70%[2]

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 48.39%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 6.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, silver, and precious metals. No industries detracted from performance. The holdings that contributed the most to performance were Newmont Corp., Agnicio Eagle Mines Ltd., and Anglogold Ashanti plc. No holdings detracted from performance.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Precious Metals Fund	48.39%	46.75%	8.40%	11.87%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Materials Index	6.03%	1.86%	11.56%	8.45%

Net Assets	$ 25,956,305
Holdings Count | shares	37
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$25,956,305
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	117%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Newmont Corp.	8.7%
Freeport-McMoRan, Inc.	8.6%
Agnico Eagle Mines Ltd.	8.1%
Wheaton Precious Metals Corp.	6.8%
Barrick Mining Corp.	6.3%
Kinross Gold Corp.	4.3%
Franco-Nevada Corp.	4.2%
Gold Fields Ltd. ADR	4.0%
Anglogold Ashanti plc	4.0%
Alamos Gold, Inc. — Class A	3.5%
Top 10 Total	58.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Newmont Corp.	8.7%
Freeport-McMoRan, Inc.	8.6%
Agnico Eagle Mines Ltd.	8.1%
Wheaton Precious Metals Corp.	6.8%
Barrick Mining Corp.	6.3%
Kinross Gold Corp.	4.3%
Franco-Nevada Corp.	4.2%
Gold Fields Ltd. ADR	4.0%
Anglogold Ashanti plc	4.0%
Alamos Gold, Inc. — Class A	3.5%
Top 10 Total	58.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Real Estate Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Real Estate Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$89	1.80%[2]

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -0.45%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned -0.09% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were telecom tower REITs, health care REITs, and other specialized REITs. Those that detracted the most were hotel & resort REITs, retail REITS, and office REITs. The holdings that contributed the most to performance were Welltower, Inc., American Tower Corp.— Class A, and Crown Castle, Inc. Those that detracted the most were Equinix, Inc., Alexandria Real Estate Equities, Inc., and Americold Realty Trust, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Real Estate Fund	-0.45%	8.00%	5.38%	4.00%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
MSCI U.S. REIT Index	-0.09%	8.92%	8.63%	6.33%

Net Assets	$ 3,654,812
Holdings Count | shares	95
Investment Company, Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$3,654,812
Total Number of Portfolio Holdings	95
Portfolio Turnover Rate	144%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
American Tower Corp. — Class A	3.4%
Welltower, Inc.	3.4%
Prologis, Inc.	3.3%
Digital Realty Trust, Inc.	2.6%
Realty Income Corp.	2.4%
Simon Property Group, Inc.	2.4%
Equinix, Inc.	2.3%
Public Storage	2.3%
Crown Castle, Inc.	2.3%
CBRE Group, Inc. — Class A	2.2%
Top 10 Total	26.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
American Tower Corp. — Class A	3.4%
Welltower, Inc.	3.4%
Prologis, Inc.	3.3%
Digital Realty Trust, Inc.	2.6%
Realty Income Corp.	2.4%
Simon Property Group, Inc.	2.4%
Equinix, Inc.	2.3%
Public Storage	2.3%
Crown Castle, Inc.	2.3%
CBRE Group, Inc. — Class A	2.2%
Top 10 Total	26.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Retailing Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retailing Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$91	1.80%[2]

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 3.65%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned -3.87% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were automotive retail, broadline retail, and consumer staples merchandise retail. Those that detracted the most were apparel retail, home improvement retail, and computer & electronics retail. The holdings that contributed the most to performance were Carvana Co., MercadoLibre, Inc., and Alibaba Group Holding Ltd. ADR. Those that detracted the most were Target Corp., Global-e Online Ltd., and Abercrombie & Fitch Co.—Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Retailing Fund	3.65%	12.44%	8.76%	7.87%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Consumer Discretionary Index	-3.87%	18.40%	11.65%	12.43%

Net Assets	$ 2,242,079
Holdings Count | shares	63
Investment Company, Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$2,242,079
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	142%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Amazon.com, Inc.	10.1%
Walmart, Inc.	4.6%
Costco Wholesale Corp.	4.5%
TJX Companies, Inc.	4.2%
Home Depot, Inc.	4.1%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.1%
Carvana Co.	3.1%
Coupang, Inc.	2.6%
PDD Holdings, Inc.ADR	2.6%
Top 10 Total	42.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Amazon.com, Inc.	10.1%
Walmart, Inc.	4.6%
Costco Wholesale Corp.	4.5%
TJX Companies, Inc.	4.2%
Home Depot, Inc.	4.1%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.1%
Carvana Co.	3.1%
Coupang, Inc.	2.6%
PDD Holdings, Inc.ADR	2.6%
Top 10 Total	42.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Technology Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Technology Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$94	1.80%[2]

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 10.26%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 8.05% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were systems software, semiconductors, and application software. Those that detracted the most were technology hardware storage & peripherals, and electronic equipment & instruments. The holdings that contributed the most to performance were Palantir Technologies, Inc.—Class A, Microsoft Corp., and NVIDIA Corp. Those that detracted the most were Apple, Inc., Alphabet, Inc.—Class A, and Marvell Technology, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Technology Fund	10.26%	16.76%	15.58%	16.71%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Information Technology Index	8.05%	15.10%	23.02%	23.21%

Net Assets	$ 29,999,078
Holdings Count | shares	138
Investment Company, Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$29,999,078
Total Number of Portfolio Holdings	138
Portfolio Turnover Rate	140%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
NVIDIA Corp.	5.7%
Microsoft Corp.	5.5%
Apple, Inc.	5.0%
Alphabet, Inc. — Class A	4.1%
Meta Platforms, Inc. — Class A	4.0%
Broadcom, Inc.	3.3%
Oracle Corp.	1.7%
International Business Machines Corp.	1.5%
Advanced Micro Devices, Inc.	1.5%
Cisco Systems, Inc.	1.4%
Top 10 Total	33.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
NVIDIA Corp.	5.7%
Microsoft Corp.	5.5%
Apple, Inc.	5.0%
Alphabet, Inc. — Class A	4.1%
Meta Platforms, Inc. — Class A	4.0%
Broadcom, Inc.	3.3%
Oracle Corp.	1.7%
International Business Machines Corp.	1.5%
Advanced Micro Devices, Inc.	1.5%
Cisco Systems, Inc.	1.4%
Top 10 Total	33.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Telecommunications Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Telecommunications Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$94	1.80%[2]

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 10.77%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 17.87% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, integrated telecommunication services, and wireless telecommunication services. No industries detracted from performance. The holdings that contributed the most to performance were AT&T, Inc., Liberty Broadband Corp.—Class C, and AST SpaceMobile, Inc. Those that detracted the most were Liberty Global Ltd.—Class A, Lumen Technologies, Inc., and Motorola Solutions, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Telecommunications Fund	10.77%	31.02%	4.28%	4.16%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Telecommunication Services Index	17.87%	33.88%	7.58%	6.16%

Net Assets	$ 5,434,626
Holdings Count | shares	46
Investment Company, Portfolio Turnover	489.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$5,434,626
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	489%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Cisco Systems, Inc.	8.1%
AT&T, Inc.	7.3%
Verizon Communications, Inc.	6.5%
Comcast Corp. — Class A	5.8%
T-Mobile US, Inc.	5.3%
Arista Networks, Inc.	5.0%
Charter Communications, Inc. — Class A	4.2%
Motorola Solutions, Inc.	3.9%
Roku, Inc.	2.8%
Juniper Networks, Inc.	2.7%
Top 10 Total	51.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Cisco Systems, Inc.	8.1%
AT&T, Inc.	7.3%
Verizon Communications, Inc.	6.5%
Comcast Corp. — Class A	5.8%
T-Mobile US, Inc.	5.3%
Arista Networks, Inc.	5.0%
Charter Communications, Inc. — Class A	4.2%
Motorola Solutions, Inc.	3.9%
Roku, Inc.	2.8%
Juniper Networks, Inc.	2.7%
Top 10 Total	51.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Transportation Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Transportation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$88	1.80%[2]

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -3.77%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 12.72% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were passenger ground transportation, rail transportation, and automotive parts & equipment. Those that detracted the most were automobile manufacturers, air freight & logistics, and cargo transportation. The holdings that contributed the most to performance were Uber Technologies, Inc., Avis Budget Group, Inc, and Ryanair Holdings plc ADR. Those that detracted the most were Tesla, Inc, United Parcel Service, Inc. — Class B, and FedEx Corp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Transportation Fund	-3.77%	6.29%	8.14%	5.68%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Industrials Index	12.72%	22.89%	18.43%	12.43%

Net Assets	$ 3,357,350
Holdings Count | shares	76
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$3,357,350
Total Number of Portfolio Holdings	76
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Tesla, Inc.	10.9%
Uber Technologies, Inc.	5.4%
Union Pacific Corp.	4.3%
United Parcel Service, Inc. — Class B	3.4%
CSX Corp.	2.9%
Norfolk Southern Corp.	2.8%
FedEx Corp.	2.6%
General Motors Co.	2.5%
Ford Motor Co.	2.5%
Delta Air Lines, Inc.	2.1%
Top 10 Total	39.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Tesla, Inc.	10.9%
Uber Technologies, Inc.	5.4%
Union Pacific Corp.	4.3%
United Parcel Service, Inc. — Class B	3.4%
CSX Corp.	2.9%
Norfolk Southern Corp.	2.8%
FedEx Corp.	2.6%
General Motors Co.	2.5%
Ford Motor Co.	2.5%
Delta Air Lines, Inc.	2.1%
Top 10 Total	39.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Utilities Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Utilities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$94	1.80%[2]

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 10.09%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 9.41% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, multi utilities, and independent power producers & energy traders. No industries detracted from performance. The holdings that contributed the most to performance were Constellation Energy Corp., NRG Energy, Inc., and Vistra Corp. Those that detracted the most were PG&E Corp., Edison International, and Sempra.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Utilities Fund	10.09%	23.16%	9.46%	8.31%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Utilities Index	9.41%	23.40%	11.14%	10.66%

Net Assets	$ 11,199,910
Holdings Count | shares	56
Investment Company, Portfolio Turnover	192.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$11,199,910
Total Number of Portfolio Holdings	56
Portfolio Turnover Rate	192%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
NextEra Energy, Inc.	4.9%
Constellation Energy Corp.	4.4%
Southern Co.	4.3%
Duke Energy Corp.	4.1%
Vistra Corp.	3.6%
American Electric Power Company, Inc.	3.2%
Sempra	3.0%
Dominion Energy, Inc.	3.0%
Public Service Enterprise Group, Inc.	2.8%
Exelon Corp.	2.8%
Top 10 Total	36.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
NextEra Energy, Inc.	4.9%
Constellation Energy Corp.	4.4%
Southern Co.	4.3%
Duke Energy Corp.	4.1%
Vistra Corp.	3.6%
American Electric Power Company, Inc.	3.2%
Sempra	3.0%
Dominion Energy, Inc.	3.0%
Public Service Enterprise Group, Inc.	2.8%
Exelon Corp.	2.8%
Top 10 Total	36.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Dow 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Dow 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$94	1.87%[2]

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 3.18%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 4.55% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and International Business Machines Corp. Those that detracted the most were UnitedHealth Group., Inc., Salesforce, Inc., and Apple, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Dow 2x Strategy Fund	3.18%	18.43%	19.35%	16.16%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Dow Jones Industrial Average	4.55%	14.72%	13.52%	12.06%

Net Assets	$ 8,356,478
Holdings Count | shares	38
Investment Company, Portfolio Turnover	600.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$8,356,478
Total Number of Portfolio Holdings	38
Portfolio Turnover Rate	600%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Goldman Sachs Group, Inc.	6.6%
Microsoft Corp.	4.6%
Caterpillar, Inc.	3.6%
Home Depot, Inc.	3.4%
Visa, Inc. — Class A	3.3%
Sherwin-Williams Co.	3.2%
American Express Co.	3.0%
UnitedHealth Group, Inc.	2.9%
International Business Machines Corp.	2.8%
McDonald's Corp.	2.7%
Top 10 Total	36.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Goldman Sachs Group, Inc.	6.6%
Microsoft Corp.	4.6%
Caterpillar, Inc.	3.6%
Home Depot, Inc.	3.4%
Visa, Inc. — Class A	3.3%
Sherwin-Williams Co.	3.2%
American Express Co.	3.0%
UnitedHealth Group, Inc.	2.9%
International Business Machines Corp.	2.8%
McDonald's Corp.	2.7%
Top 10 Total	36.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Dow 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Inverse Dow 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$88	1.84%[2]

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -7.98%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 4.55% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and International Business Machines Corp. Those that detracted the most were UnitedHealth Group, Inc., Salesforce, Inc., and Apple, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Inverse Dow 2x Strategy Fund	-7.98%	-19.73%	-22.11%	-24.32%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Dow Jones Industrial Average	4.55%	14.72%	13.52%	12.06%

Net Assets	$ 780,387
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$780,387
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Mid-Cap 1.5x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Mid-Cap 1.5x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.79%[2]

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -2.99%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 0.20% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, consumer staples, and financials. The sectors that detracted the most were health care, consumer discretionary, and information technology. The holdings that contributed the most to the return of the underlying index were Curtiss-Wright Corp, Carpenter Technology Corp, and ATI, Inc. Those that detracted the most were Sarepta Therapeutics, Inc., Illumina, Inc., and Avantor, Inc. The fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Mid-Cap 1.5x Strategy Fund	-2.99%	4.83%	15.15%	9.09%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P MidCap 400 Index	0.20%	7.53%	13.44%	9.25%

Net Assets	$ 3,403,459
Holdings Count | shares	412
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$3,403,459
Total Number of Portfolio Holdings	412
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	4.7%
Guggenheim Strategy Fund II	2.4%
Interactive Brokers Group, Inc. — Class A	0.6%
EMCOR Group, Inc.	0.6%
Guidewire Software, Inc.	0.5%
RB Global, Inc.	0.5%
Flex Ltd.	0.5%
Casey's General Stores, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%
Curtiss-Wright Corp.	0.4%
Top 10 Total	11.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	4.7%
Guggenheim Strategy Fund II	2.4%
Interactive Brokers Group, Inc. — Class A	0.6%
EMCOR Group, Inc.	0.6%
Guidewire Software, Inc.	0.5%
RB Global, Inc.	0.5%
Flex Ltd.	0.5%
Casey's General Stores, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%
Curtiss-Wright Corp.	0.4%
Top 10 Total	11.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Mid-Cap Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Inverse Mid-Cap Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$91	1.84%[2]

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 0.17%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 0.20% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, consumer staples, and financials. The sectors that detracted the most were health care, consumer discretionary, and information technology. The holdings that contributed the most to the return of the underlying index were Curtiss-Wright Corp, Carpenter Technology Corp, and ATI, Inc. Those that detracted the most were Sarepta Therapeutics, Inc., Illumina, Inc., and Avantor, Inc. The fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Inverse Mid-Cap Strategy Fund	0.17%	-4.09%	-11.69%	-10.07%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P MidCap 400 Index	0.20%	7.53%	13.44%	9.25%

Net Assets	$ 135,660
Holdings Count | shares	8
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$135,660
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	18.2%
Guggenheim Strategy Fund II	15.1%
Total	33.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	18.2%
Guggenheim Strategy Fund II	15.1%
Total	33.3%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100(R) Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	NASDAQ-100® Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NASDAQ-100® Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$88	1.72%[2]

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 7.51%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 8.35% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and utilities. Those that detracted the most were consumer discretionary, energy, and financials. The holdings that contributed the most to the return of the underlying index were Microsoft Corp., NVIDIA Corp., and Netflix, Inc. Those that detracted the most were Apple, Inc., Tesla, Inc. and PepsiCo, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
NASDAQ-100® Fund	7.51%	14.27%	16.42%	16.91%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
NASDAQ-100 Index	8.35%	16.10%	18.36%	18.97%

Net Assets	$ 129,330,613
Holdings Count | shares	113
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$129,330,613
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	73%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
NVIDIA Corp.	7.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.1%
Microsoft Corp.	6.9%
Guggenheim Strategy Fund II	6.7%
Apple, Inc.	5.7%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	4.0%
Meta Platforms, Inc. — Class A	3.0%
Netflix, Inc.	2.6%
Tesla, Inc.	2.1%
Top 10 Total	49.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
NVIDIA Corp.	7.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.1%
Microsoft Corp.	6.9%
Guggenheim Strategy Fund II	6.7%
Apple, Inc.	5.7%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	4.0%
Meta Platforms, Inc. — Class A	3.0%
Netflix, Inc.	2.6%
Tesla, Inc.	2.1%
Top 10 Total	49.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	NASDAQ-100® 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$98	1.90%[2]

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 8.50%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 8.35% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and utilities. Those that detracted the most were consumer discretionary, energy, and financials. The holdings that contributed the most to the return of the underlying index were Microsoft Corp., NVIDIA Corp., and Netflix, Inc. Those that detracted the most were Apple, Inc., Tesla, Inc. and PepsiCo, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
NASDAQ-100® 2x Strategy Fund	8.50%	17.31%	25.38%	28.35%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
NASDAQ-100 Index	8.35%	16.10%	18.36%	18.97%

Net Assets	$ 142,037,041
Holdings Count | shares	113
Investment Company, Portfolio Turnover	370.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$142,037,041
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	370%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
NVIDIA Corp.	7.8%
Microsoft Corp.	7.5%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	3.2%
Netflix, Inc.	2.8%
Tesla, Inc.	2.3%
Costco Wholesale Corp.	2.2%
Alphabet, Inc. — Class A	2.1%
Top 10 Total	43.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or in investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
NVIDIA Corp.	7.8%
Microsoft Corp.	7.5%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	3.2%
Netflix, Inc.	2.8%
Tesla, Inc.	2.3%
Costco Wholesale Corp.	2.2%
Alphabet, Inc. — Class A	2.1%
Top 10 Total	43.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100(R) Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$86	1.82%[2]

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -8.85%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 8.35% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and utilities. Those that detracted the most were consumer discretionary, energy, and financials. The holdings that contributed the most to the return of the underlying index were Microsoft Corp., NVIDIA Corp., and Netflix, Inc. Those that detracted the most were Apple, Inc., Tesla, Inc. and PepsiCo, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Inverse NASDAQ-100® Strategy Fund	-8.85%	-12.95%	-15.81%	-17.67%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
NASDAQ-100 Index	8.35%	16.10%	18.36%	18.97%

Net Assets	$ 1,061,736
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$1,061,736
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	17.8%
Guggenheim Strategy Fund II	17.3%
Total	35.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	17.8%
Guggenheim Strategy Fund II	17.3%
Total	35.1%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Russell 2000® 1.5x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.81%[2]

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -5.94%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -1.79% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, financials, and materials. The sectors that detracted the most were health care, energy, and consumer discretionary. The holdings that contributed the most to the return of the underlying index were Carpenter Technology Corp., Insmed, Inc., and Hims & Hers Health, Inc. Those that detracted the most were Vaxcyte, Inc., Abercrombie & Fitch Co.—Class A, and FTAI Aviation, Ltd. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Russell 2000® 1.5x Strategy Fund	-5.94%	4.51%	9.61%	5.69%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Russell 2000 Index	-1.79%	7.68%	10.04%	8.25%

Net Assets	$ 2,484,166
Holdings Count | shares	1,995
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$2,484,166
Total Number of Portfolio Holdings	1,995
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Vanguard Russell 2000 ETF	16.4%
iShares Russell 2000 Index ETF	16.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.0%
Guggenheim Strategy Fund II	9.8%
Credo Technology Group Holding Ltd.	0.1%
Fabrinet	0.1%
IonQ, Inc.	0.1%
Hims & Hers Health, Inc.	0.1%
HealthEquity, Inc.	0.1%
Ensign Group, Inc.	0.1%
Top 10 Total	54.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Vanguard Russell 2000 ETF	16.4%
iShares Russell 2000 Index ETF	16.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.0%
Guggenheim Strategy Fund II	9.8%
Credo Technology Group Holding Ltd.	0.1%
Fabrinet	0.1%
IonQ, Inc.	0.1%
Hims & Hers Health, Inc.	0.1%
HealthEquity, Inc.	0.1%
Ensign Group, Inc.	0.1%
Top 10 Total	54.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000(R) 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Russell 2000® 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.85%[2]

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -10.37%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -1.79% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, financials, and materials. The sectors that detracted the most were health care, energy, and consumer discretionary. The holdings that contributed the most to the return of the underlying index were Carpenter Technology Corp., Insmed, Inc., and Hims & Hers Health, Inc. Those that detracted the most were Vaxcyte, Inc., Abercrombie & Fitch Co.—Class A, and FTAI Aviation, Ltd. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Russell 2000® 2x Strategy Fund	-10.37%	0.71%	9.62%	4.43%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Russell 2000 Index	-1.79%	7.68%	10.04%	8.25%

Net Assets	$ 2,015,002
Holdings Count | shares	15
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$2,015,002
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Vanguard Russell 2000 ETF	10.0%
iShares Russell 2000 Index ETF	10.0%
Total	20.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Vanguard Russell 2000 ETF	10.0%
iShares Russell 2000 Index ETF	10.0%
Total	20.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000(R) Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$92	1.83%[2]

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 2.34%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned -1.79% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, financials, and materials. The sectors that detracted the most were health care, energy, and consumer discretionary. The holdings that contributed the most to the return of the underlying index were Carpenter Technology Corp., Insmed, Inc. and Hims & Hers Health, Inc. Those that detracted the most were Vaxcyte, Inc., Abercrombie & Fitch Co.—Class A, and FTAI Aviation, Ltd. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Inverse Russell 2000® Strategy Fund	2.34%	-4.66%	-10.40%	-9.50%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Russell 2000 Index	-1.79%	7.68%	10.04%	8.25%

Net Assets	$ 881,224
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$881,224
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	7.7%
Guggenheim Strategy Fund II	7.2%
Total	14.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	7.7%
Guggenheim Strategy Fund II	7.2%
Total	14.9%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Nova Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nova Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.70%[2]

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 5.89%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, financials, and industrials. Those that detracted the most were consumer discretionary, health care, and energy. The holdings that contributed the most to the return of the underlying index were Microsoft Corp., NVIDIA Corp., and Meta Platforms, Inc., Class A. Those that detracted the most were Apple, Inc, Tesla, Inc. and UnitedHealth Group, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Nova Fund	5.89%	16.40%	20.25%	16.03%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%

Net Assets	$ 37,060,913
Holdings Count | shares	518
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$37,060,913
Total Number of Portfolio Holdings	518
Portfolio Turnover Rate	80%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	5.5%
Guggenheim Strategy Fund II	5.3%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	4.2%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc. — Class A	2.2%
Broadcom, Inc.	1.8%
Alphabet, Inc. — Class A	1.4%
Berkshire Hathaway, Inc. — Class B	1.2%
Top 10 Total	34.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	5.5%
Guggenheim Strategy Fund II	5.3%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	4.2%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc. — Class A	2.2%
Broadcom, Inc.	1.8%
Alphabet, Inc. — Class A	1.4%
Berkshire Hathaway, Inc. — Class B	1.2%
Top 10 Total	34.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P 500® 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$99	1.93%[2]

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 5.93%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, financials, and industrials. Those that detracted the most were consumer discretionary, health care, and energy. The holdings that contributed the most to the return of the underlying index were Microsoft Corp., NVIDIA Corp., and Meta Platforms, Inc.- Class A. Those that detracted the most were Apple, Inc, Tesla, Inc. and UnitedHealth Group, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
S&P 500® 2x Strategy Fund	5.93%	18.51%	24.82%	19.04%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%

Net Assets	$ 97,647,562
Holdings Count | shares	517
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$97,647,562
Total Number of Portfolio Holdings	517
Portfolio Turnover Rate	67%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
NVIDIA Corp.	6.1%
Microsoft Corp.	5.9%
Apple, Inc.	4.9%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc. — Class A	2.5%
Broadcom, Inc.	2.1%
Alphabet, Inc. — Class A	1.6%
Berkshire Hathaway, Inc. — Class B	1.4%
Tesla, Inc.	1.4%
Alphabet, Inc. — Class C	1.3%
Top 10 Total	30.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
NVIDIA Corp.	6.1%
Microsoft Corp.	5.9%
Apple, Inc.	4.9%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc. — Class A	2.5%
Broadcom, Inc.	2.1%
Alphabet, Inc. — Class A	1.6%
Berkshire Hathaway, Inc. — Class B	1.4%
Tesla, Inc.	1.4%
Alphabet, Inc. — Class C	1.3%
Top 10 Total	30.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500 Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.80%[2]

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -4.87%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, financials, and industrials. Those that detracted the most were consumer discretionary, health care, and energy. The holdings that contributed the most to the return of the underlying index were Microsoft Corp., NVIDIA Corp., and Meta Platforms, Inc.—Class A. Those that detracted the most were Apple, Inc, Tesla, Inc. and UnitedHealth Group, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Inverse S&P 500® Strategy Fund	-4.87%	-8.66%	-12.94%	-12.44%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%

Net Assets	$ 1,154,354
Holdings Count | shares	12
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$1,154,354
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	10.0%
Guggenheim Strategy Fund II	10.0%
Total	20.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	10.0%
Guggenheim Strategy Fund II	10.0%
Total	20.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 Pure Growth Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Growth Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$89	1.70%[2]

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 10.35%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 11.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, industrials, and utilities. The sectors that detracted were financials and energy. The holdings that contributed the most to the return of the underlying index for the reporting period were Palantir Technologies, Inc. — Class A, Howmet Aerospace, Inc. and NRG Energy, Inc. Those that detracted the most were Deckers Outdoor Corp., Norwegian Cruise Line Holdings Ltd., and United Airlines Holdings, Inc. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
S&P 500® Pure Growth Fund	10.35%	21.68%	11.20%	10.11%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Pure Growth Index	11.42%	23.89%	13.11%	12.01%

Net Assets	$ 34,163,549
Holdings Count | shares	93
Investment Company, Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$34,163,549
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	99%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Royal Caribbean Cruises Ltd.	2.6%
Vistra Corp.	2.6%
Palantir Technologies, Inc. — Class A	2.4%
Axon Enterprise, Inc.	2.3%
Carnival Corp.	2.3%
NVIDIA Corp.	2.1%
Howmet Aerospace, Inc.	2.1%
NRG Energy, Inc.	1.9%
TKO Group Holdings, Inc.	1.8%
Crowdstrike Holdings, Inc. — Class A	1.8%
Top 10 Total	21.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Royal Caribbean Cruises Ltd.	2.6%
Vistra Corp.	2.6%
Palantir Technologies, Inc. — Class A	2.4%
Axon Enterprise, Inc.	2.3%
Carnival Corp.	2.3%
NVIDIA Corp.	2.1%
Howmet Aerospace, Inc.	2.1%
NRG Energy, Inc.	1.9%
TKO Group Holdings, Inc.	1.8%
Crowdstrike Holdings, Inc. — Class A	1.8%
Top 10 Total	21.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 Pure Value Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Value Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$86	1.70%[2]

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 4.65%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 5.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were health care, consumer staples, and financials. Those that detracted the most were consumer discretionary and real estate. The holdings that contributed the most to the return of the underlying index for the reporting period were CVS Health Corporation, Mosaic Co., and Dollar General Corp. Those that detracted the most were Viatris, Inc., Dow, Inc. and Centene Corp. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
S&P 500® Pure Value Fund	4.65%	13.65%	15.41%	6.68%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Pure Value Index	5.42%	15.52%	17.47%	8.55%

Net Assets	$ 16,874,793
Holdings Count | shares	109
Investment Company, Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$16,874,793
Total Number of Portfolio Holdings	109
Portfolio Turnover Rate	127%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
CVS Health Corp.	3.3%
Mosaic Co.	2.7%
Ford Motor Co.	2.6%
General Motors Co.	2.4%
Archer-Daniels-Midland Co.	2.3%
Centene Corp.	2.3%
Bunge Global S.A.	2.2%
Paramount Global — Class B	2.1%
Dollar General Corp.	2.0%
Valero Energy Corp.	1.9%
Top 10 Total	23.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
CVS Health Corp.	3.3%
Mosaic Co.	2.7%
Ford Motor Co.	2.6%
General Motors Co.	2.4%
Archer-Daniels-Midland Co.	2.3%
Centene Corp.	2.3%
Bunge Global S.A.	2.2%
Paramount Global — Class B	2.1%
Dollar General Corp.	2.0%
Valero Energy Corp.	1.9%
Top 10 Total	23.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400 Pure Growth Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Growth Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$84	1.70%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 0.18%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned 1.13% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were materials, industrials, and financials. Those that detracted the most from the return of the underlying index were health care, consumer discretionary, and energy. The holdings that contributed the most to the return of the underlying index for the reporting period were Carpenter Technology Corp., Hims & Hers Health, Inc., and ATI, Inc. Those that detracted the most were Sarepta Therapeutics, Inc., Abercrombie & Fitch Co. — Class A, and American Airlines Group, Inc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
S&P MidCap 400® Pure Growth Fund	0.18%	-1.00%	9.17%	5.44%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P MidCap 400 Pure Growth Index	1.13%	0.84%	11.08%	7.24%

Net Assets	$ 9,362,147
Holdings Count | shares	97
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$9,362,147
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	58%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Carpenter Technology Corp.	2.9%
Hims & Hers Health, Inc.	2.8%
Comfort Systems USA, Inc.	2.4%
Roivant Sciences Ltd.	2.1%
EMCOR Group, Inc.	1.9%
Valaris Ltd.	1.9%
Exelixis, Inc.	1.8%
Shift4 Payments, Inc. — Class A	1.8%
Interactive Brokers Group, Inc. — Class A	1.8%
ATI, Inc.	1.7%
Top 10 Total	21.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Carpenter Technology Corp.	2.9%
Hims & Hers Health, Inc.	2.8%
Comfort Systems USA, Inc.	2.4%
Roivant Sciences Ltd.	2.1%
EMCOR Group, Inc.	1.9%
Valaris Ltd.	1.9%
Exelixis, Inc.	1.8%
Shift4 Payments, Inc. — Class A	1.8%
Interactive Brokers Group, Inc. — Class A	1.8%
ATI, Inc.	1.7%
Top 10 Total	21.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400 Pure Value Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Value Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$85	1.71%[2]

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 0.18%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned 1.01% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, materials, and information technology. Those that detracted the most were energy, consumer discretionary, and health care. The holdings that contributed the most to the return of the underlying index for the reporting period were United States Steel Corp., Avis Budget Group, Inc., and Concentrix Corp. Those that detracted the most were Macy's, Inc., Manpower Group, Inc. and Civitas Resources, Inc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
S&P MidCap 400® Pure Value Fund	0.18%	8.68%	19.26%	8.53%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P MidCap 400 Pure Value Index	1.01%	10.47%	21.50%	10.46%

Net Assets	$ 6,422,714
Holdings Count | shares	86
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$6,422,714
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	122%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Concentrix Corp.	4.4%
HF Sinclair Corp.	3.6%
Goodyear Tire & Rubber Co.	3.5%
Avnet, Inc.	3.1%
Arrow Electronics, Inc.	3.1%
TD SYNNEX Corp.	3.0%
Lear Corp.	2.7%
PBF Energy, Inc. — Class A	2.4%
Avis Budget Group, Inc.	2.4%
AutoNation, Inc.	2.2%
Top 10 Total	30.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Concentrix Corp.	4.4%
HF Sinclair Corp.	3.6%
Goodyear Tire & Rubber Co.	3.5%
Avnet, Inc.	3.1%
Arrow Electronics, Inc.	3.1%
TD SYNNEX Corp.	3.0%
Lear Corp.	2.7%
PBF Energy, Inc. — Class A	2.4%
Avis Budget Group, Inc.	2.4%
AutoNation, Inc.	2.2%
Top 10 Total	30.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600 Pure Growth Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Growth Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$85	1.70%[2]

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 1.61%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned 2.34% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, health care, and consumer discretionary. The sectors that detracted were energy, real estate, and communication services. The holdings that contributed the most to the return of the underlying index for the reporting period were TransMedics Group, Inc., Palomar Holdings, Inc. and Protagonist Therapeutics, Inc. Those that detracted the most were Atlas Energy Solutions, Inc., Pursuit Attractions and Hospitality, Inc., and Greenbrier Companies, Inc. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
S&P SmallCap 600® Pure Growth Fund	1.61%	6.00%	8.07%	4.69%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P SmallCap 600 Pure Growth Index	2.34%	7.87%	10.01%	6.55%

Net Assets	$ 8,337,547
Holdings Count | shares	137
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$8,337,547
Total Number of Portfolio Holdings	137
Portfolio Turnover Rate	164%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Protagonist Therapeutics, Inc.	2.1%
Palomar Holdings, Inc.	1.9%
Corcept Therapeutics, Inc.	1.7%
TG Therapeutics, Inc.	1.7%
InterDigital, Inc.	1.7%
Adtalem Global Education, Inc.	1.6%
Chefs' Warehouse, Inc.	1.6%
DXP Enterprises, Inc.	1.5%
TransMedics Group, Inc.	1.5%
Cinemark Holdings, Inc.	1.5%
Top 10 Total	16.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Protagonist Therapeutics, Inc.	2.1%
Palomar Holdings, Inc.	1.9%
Corcept Therapeutics, Inc.	1.7%
TG Therapeutics, Inc.	1.7%
InterDigital, Inc.	1.7%
Adtalem Global Education, Inc.	1.6%
Chefs' Warehouse, Inc.	1.6%
DXP Enterprises, Inc.	1.5%
TransMedics Group, Inc.	1.5%
Cinemark Holdings, Inc.	1.5%
Top 10 Total	16.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600 Pure Value Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Value Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$82	1.70%[2]

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -5.86%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned -5.13% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology and communication services. Those that detracted the most were health care, consumer discretionary, and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were Par Pacific Holdings, Inc., National Vision Holdings, Inc., and ViaSat, Inc. Those that detracted the most were Kohl's Corp., B&G Foods, Inc., and Vital Energy, Inc. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
S&P SmallCap 600® Pure Value Fund	-5.86%	5.46%	16.87%	4.66%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P SmallCap 600 Pure Value Index	-5.13%	7.44%	19.17%	6.58%

Net Assets	$ 8,090,401
Holdings Count | shares	149
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$8,090,401
Total Number of Portfolio Holdings	149
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Par Pacific Holdings, Inc.	2.7%
SpartanNash Co.	2.2%
Viasat, Inc.	2.2%
Titan International, Inc.	1.9%
Dana, Inc.	1.8%
National Vision Holdings, Inc.	1.7%
Adient plc	1.7%
World Kinect Corp.	1.6%
Foot Locker, Inc.	1.6%
Topgolf Callaway Brands Corp.	1.6%
Top 10 Total	19.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Par Pacific Holdings, Inc.	2.7%
SpartanNash Co.	2.2%
Viasat, Inc.	2.2%
Titan International, Inc.	1.9%
Dana, Inc.	1.8%
National Vision Holdings, Inc.	1.7%
Adient plc	1.7%
World Kinect Corp.	1.6%
Foot Locker, Inc.	1.6%
Topgolf Callaway Brands Corp.	1.6%
Top 10 Total	19.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Government Long Bond 1.2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$72	1.44%[2]

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 1.20%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.02% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury 30 Year Bellwether Index, which returned 2.11% for the same period.

What factors materially affected the fund's performance over the last six months?

Despite volatility during the period, yields of long-term Treasury bonds ended the period relatively unchanged. The treasury bond market exhibited volatility throughout the period in response to tariff concerns and shifts in expectations regarding Federal Reserve policy decisions. Uncertainty about the long-term economic impacts of tariffs and fiscal policy have led to the volatility in long term treasury yields over the period. Long-term treasury yields reached their lows in April 2025 before rising steadily through the end of the period and ended the first half of the year mostly unchanged.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Government Long Bond 1.2x Strategy Fund	1.20%	-3.06%	-14.66%	-3.03%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
Bloomberg U.S. Treasury 30 Year Bellwether Index	2.11%	0.05%	-10.37%	-0.75%

Net Assets	$ 5,206,907
Holdings Count | shares	11
Investment Company, Portfolio Turnover	5528.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$5,206,907
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	5,528%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
U.S. Treasury Bonds	42.0%
Guggenheim Strategy Fund II	5.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.8%
Total	51.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
U.S. Treasury Bonds	42.0%
Guggenheim Strategy Fund II	5.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.8%
Total	51.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Government Long Bond Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$280	5.63%[2]

Expenses Paid, Amount	$ 280
Expense Ratio, Percent	5.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 0.40%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.02% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury 30 Year Bellwether Index, which returned 2.11% for the same period.

What factors materially affected the fund's performance over the last six months?

Despite volatility during the period, yields of long-term Treasury bonds ended the period relatively unchanged. The treasury bond market exhibited volatility throughout the period in response to tariff concerns and shifts in expectations regarding Federal Reserve policy decisions. Uncertainty about the long-term economic impacts of tariffs and fiscal policy have led to the volatility in long term treasury yields over the period. Long-term treasury yields reached their lows in April 2025 before rising steadily through the end of the period and ended the first half of the year mostly unchanged.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Inverse Government Long Bond Strategy Fund	0.40%	6.34%	13.32%	0.69%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
Bloomberg U.S. Treasury 30 Year Bellwether Index	2.11%	0.05%	-10.37%	-0.75%

Net Assets	$ 1,563,884
Holdings Count | shares	12
Investment Company, Portfolio Turnover	512.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$1,563,884
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	512%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Strategy Fund II	33.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	29.9%
Total	62.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Strategy Fund II	33.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	29.9%
Total	62.9%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
High Yield Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	High Yield Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$86	1.68%[2]

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 5.86%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.02% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 4.57% for the same period.

What factors materially affected the fund's performance over the last six months?

High yield continued to generate positive returns for the reporting period. During the period, risk assets experienced some volatility due to macro-economic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded and continued to generate positive total returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings led contribution to returns of the Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
High Yield Strategy Fund	5.86%	10.87%	4.71%	4.20%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
Bloomberg U.S. Corporate High Yield Index	4.57%	10.28%	5.97%	5.38%

Net Assets	$ 7,572,421
Holdings Count | shares	16
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$7,572,421
Total Number of Portfolio Holdings	16
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	7.6%
Guggenheim Strategy Fund II	7.6%
iShares iBoxx $ High Yield Corporate Bond ETF	1.6%
SPDR Bloomberg High Yield Bond ETF	1.6%
Total	18.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	7.6%
Guggenheim Strategy Fund II	7.6%
iShares iBoxx $ High Yield Corporate Bond ETF	1.6%
SPDR Bloomberg High Yield Bond ETF	1.6%
Total	18.4%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Europe 1.25x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Europe 1.25x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$96	1.73%[2]

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 23.18%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 17.02% for the same period and outperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 19.57% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the secondary index for the reporting period were financials, industrials, and consumer staples. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index for the reporting period were SAP SE, Banco Santander SA, and Novartis AG. Those that detracted the most were Novo Nordisk A/S, LVMH Moet Hennessy Louis Vuitton SE, and Diageo plc. The Fund maintained a daily correlation of over 99% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Europe 1.25x Strategy Fund	23.18%	9.54%	11.62%	5.25%
MSCI World ex US Index	17.02%	15.70%	8.69%	3.90%
STOXX Europe 50 Index	19.57%	11.60%	12.24%	6.74%

Net Assets	$ 2,673,246
Holdings Count | shares	59
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$2,673,246
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	167%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Country Diversification[3] (% of Total Investments) as of 6.30.25
Geographic Region	% of Net Assets
United States	54.1%
Denmark	8.9%
France	8.6%
United Kingdom	7.4%
Switzerland	6.7%
Germany	5.7%
Netherlands	3.5%
Other	5.1%
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Strategy Fund II	8.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.8%
ASML Holding N.V. — Class G	2.0%
SAP SE ADR	2.0%
Nestle S.A. ADR	1.6%
Novartis AG ADR	1.5%
Roche Holding AG ADR	1.5%
Novo Nordisk A/S ADR	1.4%
AstraZeneca plc ADR	1.4%
HSBC Holdings plc ADR	1.4%
Top 10 Total	28.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Strategy Fund II	8.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.8%
ASML Holding N.V. — Class G	2.0%
SAP SE ADR	2.0%
Nestle S.A. ADR	1.6%
Novartis AG ADR	1.5%
Roche Holding AG ADR	1.5%
Novo Nordisk A/S ADR	1.4%
AstraZeneca plc ADR	1.4%
HSBC Holdings plc ADR	1.4%
Top 10 Total	28.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Japan 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Japan 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$93	1.70%[2]

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 20.58%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 17.02% for the same period and outperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned 10.58% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the secondary index for the reporting period were information technology, communication services, and industrials. The sector that detracted the most was energy. The holdings that contributed the most to the return of the underlying index were Tokyo Electron, Ltd., Advantest Corp., and SoftBank Group Corp. Those that detracted the most were Recruit Holdings Co., Ltd, TDK Corp., and Daichi Sankyo Co., Ltd. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Japan 2x Strategy Fund	20.58%	16.71%	5.64%	5.65%
MSCI World ex US Index	17.02%	15.70%	8.69%	3.90%
Nikkei-225 Stock Average Index	10.58%	14.07%	6.31%	5.41%

Net Assets	$ 1,563,031
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$1,563,031
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Strengthening Dollar 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Strengthening Dollar 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$90	2.00%[2]

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -18.73%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.02% for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned -10.70% for the same period.

What factors materially affected the fund's performance over the last six months?

There were no components which positively contributed to the performance of the underlying index for the Reporting Period. The components that detracted from the U.S. Dollar Index performance were the euro, Japanese yen and British pound. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Strengthening Dollar 2x Strategy Fund	-18.73%	-12.42%	1.64%	1.71%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
U.S. Dollar Index	-10.70%	-8.49%	-0.10%	0.14%

Net Assets	$ 1,173,137
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$1,173,137
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Weakening Dollar 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Weakening Dollar 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$114	2.05%[2]

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 23.81%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.02% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -10.70% for the same period.

What factors materially affected the fund's performance over the last six months?

There were no components which positively contributed to the performance of the underlying index for the reporting period. The components that detracted from the U.S. Dollar Index performance were the euro, Japanese yen and British pound. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Weakening Dollar 2x Strategy Fund	23.81%	17.49%	-2.13%	-3.18%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
U.S. Dollar Index	-10.70%	-8.49%	-0.10%	0.14%

Net Assets	$ 1,206,596
Holdings Count | shares	9
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$1,206,596
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Commodities Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Commodities Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$81	1.62%[2]

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 0.42%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 1.94% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index. S&P Goldman Sachs Commodity Index futures had a strong first quarter of 2025 but experienced headwinds from energy and agricultural sectors in the second quarter of 2025. Eleven of the twenty-four index components had positive returns for the period. The components with some of the largest positive returns were gold, silver, and live cattle. The components with some of the largest negative returns were cocoa, corn, and Kansas wheat.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Commodities Strategy Fund	0.42%	-1.40%	15.80%	0.17%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P Goldman Sachs Commodity Index	1.94%	0.25%	17.69%	1.45%

Net Assets	$ 5,162,932
Holdings Count | shares	9
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$5,162,932
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	22.1%
Guggenheim Strategy Fund II	21.7%
Total	43.8%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	22.1%
Guggenheim Strategy Fund II	21.7%
Total	43.8%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Global Managed Futures Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Global Managed Futures Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$108	2.22%[2]

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.22%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -3.99%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.09% for the same period.

What factors materially affected the fund's performance over the last six months?

In the first half of 2025, futures markets were marked by a mix of reversals and consolidation, presenting a challenging environment for trend-following systems. Global stock index futures saw choppy behavior, with early-year rallies in U.S. and European equities stalling amid shifting central bank policy signals and geopolitical uncertainty. Bond futures were volatile but lacked sustained directional moves, as inflation data and diverging rate expectations kept global yields in flux. In foreign exchange, the U.S. dollar strengthened modestly against major currencies in Q1 before weakening in Q2, driven by changing interest rate differentials and mixed economic signals across regions. Commodity futures were mixed—energy markets, particularly crude oil, saw sharp but short-lived moves tied to supply disruptions and OPEC policy, while metals and agricultural contracts experienced sporadic price swings without sustained trends.

This backdrop of frequent reversals and limited trend persistence across asset classes created a difficult environment for trend-following models, which typically perform best in sustained directional markets. Reflecting these conditions, the fund posted a negative return in Q1, with losses across all asset classes—Currencies and Fixed Income were the largest detractors, while Commodities and Equities also contributed to the decline. In Q2, performance improved, supported by gains in Commodities, Currencies, and Equities, though Fixed Income remained a drag. Despite the recovery in Q2, the fund ended the first half of the year with a net loss.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Global Managed Futures Strategy Fund	-3.99%	-8.02%	2.74%	0.41%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
ICE BofA 3-Month U.S. Treasury Bill Index	2.09%	4.71%	2.78%	1.98%

Net Assets	$ 11,282,019
Holdings Count | shares	70
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$11,282,019
Total Number of Portfolio Holdings	70
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	22.2%
Guggenheim Strategy Fund III	19.7%
Guggenheim Strategy Fund II	1.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	43.5%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	22.2%
Guggenheim Strategy Fund III	19.7%
Guggenheim Strategy Fund II	1.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	43.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Multi-Hedge Strategies Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Multi-Hedge Strategies Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multi-Hedge Strategies Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$78	1.59%[2]

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -2.10%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 2.38% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's merger arbitrage strategy was the largest positive contributor in the first half of the year as several notable deals closed (e.g. Capital One / Discover). Closed-end fund arbitrage and the long/short equity strategy also made modest positive contributions. The fund's global macro strategies were a net detractor during the period as positive contributions from Flow (driven primarily by fixed income) did not make up for poor performance in value (primarily commodities and fixed income) and Momentum (hurt by equities and currency). Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Multi-Hedge Strategies Fund	-2.10%	-6.97%	1.25%	1.46%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
HFRX Global Hedge Fund Index	2.38%	4.74%	3.52%	2.11%

Net Assets	$ 26,770,973
Holdings Count | shares	320
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$26,770,973
Total Number of Portfolio Holdings	320
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Strategy Fund III	9.3%
Guggenheim Variable Insurance Strategy Fund III	8.1%
Guggenheim Strategy Fund II	6.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.1%
Kellanova	1.7%
Everi Holdings, Inc.	1.7%
Hess Corp.	1.7%
Redfin Corp.	1.5%
Dun & Bradstreet Holdings, Inc.	1.5%
Enstar Group Ltd.	1.4%
Top 10 Total	35.2%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Strategy Fund III	9.3%
Guggenheim Variable Insurance Strategy Fund III	8.1%
Guggenheim Strategy Fund II	6.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.1%
Kellanova	1.7%
Everi Holdings, Inc.	1.7%
Hess Corp.	1.7%
Redfin Corp.	1.5%
Dun & Bradstreet Holdings, Inc.	1.5%
Enstar Group Ltd.	1.4%
Top 10 Total	35.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
U.S. Government Money Market Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Money Market Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$75	1.50%[2]

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 1.43%.

What factors materially affected the fund's performance over the last six months?

For the first half of 2025, resilient economic data delayed the timing of expected rate cuts and inflation remained slightly above the U.S. Federal Reserve's (the "Fed") target level. At its June 2025 meeting, the Fed noted that economic activity continued to expand at a solid pace, the labor market is solid and inflation remains somewhat elevated. Uncertainty about the economic impacts of tariffs and fiscal policy has resulted in the market pricing in two 25 basis point rate cuts for the remainder of 2025.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
U.S. Government Money Market Fund	1.43%	3.32%	1.94%	1.12%

Net Assets	$ 48,760,695
Holdings Count | shares	19
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$48,760,695
Total Number of Portfolio Holdings	19

Holdings [Text Block]	What did the fund invest in? Holdings Diversification (Market Exposure as a % of Net Assets) as of 6.30.25 FADN - Federal Agency Discount Note FAN - Federal Agency Note
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.